John Deere Owner Trust 2020-B			EXHIBIT 99.2
Statement to Certificateholders

$160,000,000 Class A-1 0.25062% Asset Backed Notes due July 15, 2021
$262,500,000 Class A-2 0.41% Asset Backed Notes due March 15, 2023
$262,500,000 Class A-3 0.51% Asset Backed Notes due November 15, 2024
$75,870,000 Class A-4 0.72% Asset Backed Notes due June 15, 2027
$19,513,485 Overcollateralization

Payment Date:			15-Oct-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$12,048,177.89
		per $1,000 original principal amount:	$45.90

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$12,048,177.89

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$22,013.03
		per $1,000 original principal amount:	$0.08

		(iii) Class A-3 Notes:	$111,562.50
		per $1,000 original principal amount:	$0.43

		(iv) Class A-4 Notes:	$45,522.00
		per $1,000 original principal amount:	$0.60

		(v) Total:	$179,097.53

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$413,157,240.93

	(b)	Note Value at end of related Collection Period:	$410,263,675.66

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$19,513,485.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$52,380,191.15
		(ii) A-2 Note Pool Factor:	0.1995436

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$262,500,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$75,870,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$355,006.99
		(i) per $1,000 original principal amount:	$0.45
	(b)	Amount of Servicing Fee earned:	$355,006.99
	(c)	Amount of Servicing Fee paid:	$355,006.99
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$1,074,689.28

(11)	(i)	Amount in Reserve Account:	$7,803,835.00
	(ii)	Specified Reserve Account Balance:	$7,803,835.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,344,084.50
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.57%

(13)	(i)	Aggregate amount of net losses for the collection period:	($65,377.11)
	(ii)	Cumulative amount of net losses:	$497,761.92
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.06%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$89,503.86
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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